Investment in Joint Ventures - Summary of Joint Venture's Revenue and Net Income (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Joint ventures [member]
Disclosure of joint ventures [line items]
Percentage of group's share in joint venture	82.00%